FINANCIAL RISK MANAGEMENT - Quantitative Data About Entity's Exposure to Currency Risk (Details) - Currency risk - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
BRL
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	$ 0.2	$ 0.3
Effect on other comprehensive income, before tax	0.6	1.0
ARS
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	1.3	0.5
Effect on other comprehensive income, before tax	0.0	0.0
CAD
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	1.3	4.2
Effect on other comprehensive income, before tax	0.1	0.1
CLP
Disclosure of nature and extent of risks arising from financial instruments [line items]
Effect on net earnings, before tax	1.6	2.3
Effect on other comprehensive income, before tax	$ 1.3	$ 0.1